Equity-Based Compensation	9 Months Ended
Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-Based Compensation
Note 16 - Equity-based Compensation
2020 Omnibus Incentive Plan - On May 27, 2020, the Board of Directors of the Company (the “Board”) adopted the ZoomInfo Technologies Inc. 2020 Omnibus Incentive Plan (the “Omnibus Plan”). The Omnibus Plan provides for potential grants of the following awards with respect to shares of the Company’s Class A common stock and OpCo Units: (i) incentive stock options qualified as such under U.S. federal income tax laws; (ii) non-qualified stock options or any other form of stock options; (iii) stock appreciation rights; (iv) restricted stock; (v) restricted stock units; (vi) OpCo Units, and (vii) Other equity-based and cash-based incentive awards as determined by the compensation committee of the Board or any properly delegated subcommittee.
The maximum aggregate number of shares of the Company’s Class A common stock that may be issued pursuant to awards under the Omnibus Plan shall not exceed 18,650,000 shares (including OpCo Units or other securities which have been issued under the plan and can be exchanged or converted into shares of Class A common stock) (the “Plan Share Reserve”). The Omnibus Plan also contains a provision that will add an additional number of shares of Class A common stock to the Plan Share Reserve on the first day of each year starting with January 1, 2021, equal to the lesser of (i) the positive difference between (x) 5% of the outstanding Class A Common Stock on the last day of the immediately preceding year, and (y) the Plan Share Reserve on the last day of the immediately preceding year, and (ii) a lower number of shares of Class A Common Stock as may be determined by the Board.
The Company currently has equity-based compensation awards outstanding as follows: Restricted Stock Units, Class A Common Stock Options, HoldCo Units, OpCo Units, Class P Units, and LTIP units. In addition, the Company recognizes equity-based compensation expense from awards granted to employees by noncontrolling interest holders of HoldCo Units and OpCo Units as further described below under HSKB Incentive Units.
In connection with the Reorganization Transactions and the IPO, 1,950,930 Class P Units held directly by employees of the Company or indirectly through DiscoverOrg Management Holdings, LLC, were converted into 1,325,330 unvested HoldCo Units and 576,708 unvested Options based on their respective participation thresholds and the IPO price of $21.00 per share. In connection with this conversion of Class P Units as part of the Reorganization Transactions, the Company incurred incremental grant date fair value of $4.0 million. The HoldCo Units and Options issued upon the conversion remain subject to the same service vesting requirements of the original Class P Units.
Except where indicated otherwise, the equity-based compensation awards described below are subject to time-based service requirements. For grants issued prior to June 2020, the service vesting condition is generally over four years with 50% vesting on the two year anniversary of the grant date of the award and the remainder vesting monthly thereafter. For awards made after May 2020, the service vesting condition is generally over four years with 25% vesting on the one year anniversary of the grant date of the award and 6.25% vesting quarterly thereafter.
Restricted Stock Units
Restricted Stock Unit (“RSU”) activity was as follows during the periods indicated:

	Nine Months Ended September 30, 2020
	Restricted Stock Units	Weighted Average Grant Date Fair Value
Unvested at beginning of period	—	$—
Granted	829,348	$27.85
Vested	(20,625)	$21.00
Forfeited	(9,116)	$23.67
Unvested at end of period	799,607	$28.07
Class A Common Stock Options
Unvested Options activity was as follows during the periods indicated:

	Nine Months Ended September 30, 2020
	Options	Weighted Average Exercise Price
Unvested at beginning of period	—	$—
Effect of Reorganization Transactions and IPO	576,708	$21.00
Forfeited	(10,120)	$21.00
Unvested at end of period	566,588	$21.00
The aggregate intrinsic value and weighted average remaining contractual terms of Options outstanding and Options exercisable were as follows as of September 30, 2020.

September 30, 2020
Aggregate intrinsic value (in millions)
Unit Options outstanding	$12.5
Unit Options exercisable	$—
Weighted average remaining contractual life (in years)
Unit Options outstanding	9.7 years
Unit Options exercisable	N/A
All Options outstanding were issued at the time of the IPO. No additional options have been issued to date. The fair value of Class A stock options granted at the time of the IPO was determined using the Black-Scholes option pricing model with the following assumption ranges and fair value per unit:

Nine Months Ended September 30, 2020
Volatility	39.0% to 39.3%
Expected life	5.6 to 5.9 years
Risk-free rate	0.5%
Fair value per unit	$21.00
We estimated the future stock price volatility based on the volatility of a set of publicly traded comparable companies with a look back period consistent with the expected life. The estimated life for the units was based on the expected hold period of private equity owners. The risk-free rate is based on the rate for a U.S. government security with the same estimated life at the time of grant.
HoldCo Units
Unvested HoldCo Unit activity was as follows during the periods indicated:

	Nine Months Ended September 30, 2020
	HoldCo Units	Weighted Average Grant Date Fair Value
Unvested at beginning of period	—	$—
Effect of Reorganization Transactions and IPO	1,332,239	$8.98
Vested	(68,587)	$6.08
Forfeited	(12,773)	$9.67
Unvested at end of period	1,250,879	$9.13
OpCo Units
OpCo Unit activity was as follows during the periods indicated:

	Nine Months Ended September 30, 2020		Nine Months Ended September 30, 2019
	OpCo Units	Weighted Average Grant Date Fair Value	OpCo Units
Unvested at beginning of period	228,819	$1.72	441,681
Effect of Reorganization Transactions and IPO	(6,909)	$10.48	—
Vested	(162,218)	$1.72	(118,867)
Forfeited	(59,692)	$0.68	(93,995)
Unvested at end of period	—	$—	228,819
Class P Units
Class P Units were issued under both the prior and current LLC agreement of ZoomInfo OpCo. Class P Unit activity was as follows during the periods indicated:

	Nine Months Ended September 30, 2020		Nine Months Ended September 30, 2019
	Class P Units	Weighted Average Participation Threshold	Class P Units
Unvested at beginning of period	16,893,603	$6.19	5,716,467
Effect of Reorganization Transactions and IPO	(1,950,930)	$7.01	—
Granted	642,500	$21.00	10,831,275
Vested	(5,078,777)	$5.27	—
Forfeited	(430,965)	$6.56	(1,571,151)
Unvested at end of period	10,075,431	$6.62	14,976,591
In September 2019, ZoomInfo OpCo expanded its employee incentive programs under a newly-formed upper tier entity DiscoverOrg Management Holdings, LLC (“Management Holdings”), established to issue Incentive Units to employees of the Company. Through this newly formed upper tier entity, Class P Units were issued by Management Holdings to employees, directors, and consultants or advisors of the Company, and ZoomInfo OpCo issued corresponding Class P Units to Management Holdings. The cancellation or forfeiture of any Management
Holdings’ Class P Units automatically results in a cancellation of an equal number of ZoomInfo OpCo’s Class P Units. Management Holdings was subsequently merged with and into ZoomInfo HoldCo in connection with the Reorganization Transactions and IPO.
On June 3, 2020 concurrent with the pricing of the IPO, the Company granted additional Class P Units. The fair value of these Class P Units was determined using the Black-Scholes option pricing model with the following assumption ranges and fair value per unit:

	Nine Months Ended September 30,
	2020	2019
Volatility	39.9%	40.4% to 41.2%
Expected life	6.5 to 6.8 years	4 years
Risk-free rate	0.5%	1.8% to 2.5%
Fair value per unit	$21.00	$5.20 to $9.04
We estimated the future stock price volatility based on the volatility of a set of publicly traded comparable companies with a look back period consistent with the expected life. The estimated life for the units was based on the expected holding period of private equity owners. The risk-free rate is based on the rate for a U.S. government security with the same estimated life at the time of grant.
LTIP Units
LTIP Unit activity was as follows during the periods indicated:

	Nine Months Ended September 30, 2020
	LTIP Units	Weighted Average Participation Threshold
Unvested at beginning of period	—	$—
Granted	47,620	$21.00
Unvested at end of period	47,620	$21.00
HSKB Incentive Units
The founders of the Company previously contributed membership units of ZoomInfo OpCo into an upper tier entity, HSKB Funds, LLC, which is controlled by the co-founder and current CEO of the Company (“HSKB Manager”). In connection with the Reorganization Transactions, HSKB was reorganized into HSKB I and HSKB II (together, “HSKB”), with HSKB I owning OpCo Units and HSKB II owning HoldCo Units. HSKB may issue LLC units to employees of the Company (“HSKB Grant”) in the form of Class 1 units and Class 2 units, with a Class 1 unit being exchangeable into one share of Class A Common Stock, and a Class 2 unit equal to any residual interests in HSKB upon liquidation. These awards are recorded in accordance with the measurement and recognition criteria of ASC 718 for awards made to non-employees.
Prior to December 2019, most HSKB Grants were issued with a performance vesting condition wherein the award vests upon the cumulative change of more than 90% of the membership interests in the Company. In December 2019, unvested HSKB Grants were modified to add an alternative vesting condition and modify the forfeiture provisions, wherein 50% of an HSKB Grant will no longer be subject to forfeiture and will be eligible to vest on the later of September 1, 2020 or two years following the award grant date, and 1/48th will no longer be subject to forfeiture and be eligible to vest on the first day of each subsequent month. This additional vesting condition (but not the forfeiture modification) is conditioned upon the ability to exchange the HSKB Units for the Class A Common Stock of the Company after an IPO. This modification affected 142 grantees at the time and resulted in an increase in unrecognized equity-based compensation cost related to the HSKB Grants of approximately $88.4 million. Upon completion of the IPO in June 2020, this performance condition was satisfied and the Company will begin to recognize compensation cost under these awards on a straight-line basis in the same manner as if the Company had paid cash in lieu of awarding the HSKB Grants, per the requirements of ASC 718.
In 2018, in connection with the Carlyle Investment described above, holders of HSKB Grants received $21.8 million in cash distributions. In addition, HSKB allocated $31.3 million to be paid over three years from 2019 to 2021 if the holder of the HSKB Grant remains employed by the Company as of the payment date. On March 31, 2020, HSKB allocated an additional $5.3 million to be paid out over four years, starting with March 31, 2020, to holders of HSKB Grants who received their grants after the March 2018 Carlyle Investment, subject to the holders continued employment by the Company. During the nine months ended September 30, 2020, HSKB paid $11.3 million from allocated funds and has $12.2 million remaining that it has allocated to be paid through 2023.
HSKB Phantom Units - In December 2019, HSKB I adopted the HSKB Funds, LLC 2019 Phantom Unit Plan wherein HSKB may grant Phantom Units (“HSKB Phantom Units”) to employees of the Company. HSKB Phantom Units are recorded in accordance with the measurement and recognition criteria of ASC 718 for awards made to non-employees. HSKB Phantom Units represent the economic equivalent of one Class A Common Share in the Company and generally have the same vesting and forfeiture conditions as the modified HSKB Grants (see HSKB Incentive Units above). In connection with the Reorganization Transactions, all HSKB Phantom Units were moved from HSKB I to HSKB II. Within 30 days of the later of the date upon which a Phantom Unit vests and the date that HSKB II is capable of making an exchange of a corresponding ZoomInfo HoldCo Common Unit for Class A Common Stock, HSKB II must settle the HSKB Phantom Unit in exchange for either (1) cash or (2) Class A Common Stock as determined by the HSKB Manager, in each case, equal to the fair market value of such Common Unit at the time of such exchange.
The HSKB Incentive Units and HSKB Phantom Units both have time-based vesting conditions that were conditional upon the completion of an IPO. In addition, there were four Class P Unit grants with vesting that accelerated upon completion of an IPO. As a result, in the quarter ended June 30, 2020, the Company recognized an additional $57.6 million of expense attributable to the service period already elapsed on HSKB Incentive Units and HSKB Phantom Units, plus the acceleration of vesting on select Class P Units. Including this extra charge as a result of completing the IPO, compensation expense incurred from all the equity-based incentive awards described above was the following (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019

	(unaudited)		(unaudited)
Cost of service and Operating expenses include equity-based compensation expenses as follows:
Cost of service	$6.8	$1.0	$23.8	$2.9
Sales and marketing	15.2	3.1	53.6	7.2
Research and development	1.8	0.5	11.9	3.4
General and administrative	4.6	0.9	14.9	3.6
Total equity-based compensation expense	$28.4	$5.5	$104.2	$17.1
As of September 30, 2020, unamortized equity-based compensation costs related to each equity-based incentive award described above is the following:

	Amount	Weighted Average Remaining Service Period (years)
Restricted Stock Units	$21.1	3.5
Class A Common Stock Options	1.4	2.8
HoldCo Units	8.1	2.8
Class P Units	26.9	2.5
LTIP Units	0.9	4.2
HSKB Incentive Units	71.1	1.9
HSKB Phantom Units	5.0	2.7
Total unamortized equity-based compensation cost	$134.5	2.4

DiscoverOrg Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-Based Compensation
Note 15 - Equity-Based Compensation
Class P Incentive Units - Class P units under the Company’s current LLC Agreement and the Class C units under the Company’s Prior LLC Agreement that converted to Common Units (collectively with Management Holdings Class P Units described below, the “Class P Incentive Units”) operate under employee incentive programs and are granted to employees and service providers as approved by the Board of Managers. In June 2019, the Company expanded its employee incentive program under a newly formed upper tier entity DiscoverOrg Management Holdings, LLC (“Management Holdings”) established to issue Class P units of Management Holdings to employees of the Company. Through this newly formed upper tier entity, Class P units of Management Holdings are issued to an employee and the Company issues a corresponding Class P unit to Management Holdings. The cancellation or forfeiture of any Management Holdings’ Class P units automatically results in a decrease in an equal number of the Company’s Class P units.
Class P Incentive Units are subject to a time-based vesting condition. The service vesting condition is generally over four years with 50% vesting on the two year anniversary of the vesting commencement date of the award, followed by 1/24th of the remaining 50% vesting monthly over two years. The fair value of each grant was estimated on the date of the award using a Black-Scholes option pricing model with the following assumption ranges and fair value per unit:

	Year Ended December 31,
	2019	2018
Risk free rate	1.58% - 2.49%	2.49% - 2.82%
Volatility of the underlying assets	38.4% - 41.9%	39.1% - 41.2%
Expected life	4 years	4 years
Marketability discount	(A)	29%
Fair value per common unit	$5.20 - $14.36	$4.00 - $5.20
__________________
(A)In June 2019, the Company began to apply a probability weighted expected return method, where equity values were calculated using an option pricing model under an IPO and non-IPO scenarios and each value was weighted based on estimated probability of occurrence. For common units, an estimated time until a liquidation event of 1.5 - 4.0 years and a marketability discount of 13% - 25% was used, depending on an IPO or non-IPO scenarios. As of December 31, 2019, an 80% weight was applied to an IPO scenario.
The Company estimated the future stock price volatility based on the volatility of a set of publicly traded comparable companies with a look back period consistent with the expected life. The expected life of the Class P units represents the period of time over which the units granted are expected to remain outstanding giving consideration to vesting schedules and forfeiture patterns. The risk-free rate is based on the rate for a U.S. government security with the same expected life at the time of grant. As of December 31, 2019 and December 31, 2018, the Company had recognized $11.1 million and $1.5 million as compensation cost in the Consolidated statement of operations, respectively, with an offset to Members’ Deficit. As of December 31, 2019, the amount of unamortized equity-based compensation related to the Incentive Units is $53.8 million.
DOH Phantom Units - In June 2019, the Company adopted the ZoomInfo OpCo 2019 Phantom Unit Plan which is authorized to issue an aggregate of 7.5 million Phantom Units (as defined in the plan) (“DOH Phantom Units”). DOH Phantom Units generally are eligible to vest over four years with 50% vesting on the two year anniversary of the service requirement start date of the award, followed by 1/24th of the remaining 50% vesting monthly over two years. As of December 31, 2019 zero DOH Phantom Units had been granted under the plan.
HSKB Incentive Units - The founders of the Company previously contributed membership units into an upper tier entity, HSKB Funds, LLC (“HSKB”), which is controlled by the co-founder and CEO of the Company (“HSKB Manager”), and may allocate profits interests to employees of the Company (“HSKB Grants”). These awards are recorded in accordance with the measurement and recognition criteria of ASC 718 for awards made to non-employees. All HSKB Grants were issued with a performance vesting condition wherein the awards vest upon the cumulative change of more than 90% of the membership interests in the Company. In December 2019, the vesting and forfeiture terms of all HSKB Grants were modified to add an additional vesting condition, wherein 50% of an HSKB Grant will no longer be subject to forfeiture and will be eligible to vest on the later of September 1, 2020 or two years following the award grant date, and 1/24th of the remaining 50% will no longer be subject to forfeiture and be eligible to vest on the first day of each subsequent month. This additional vesting condition (but not the forfeiture) is conditioned upon the ability to exchange the units for common stock in the Company (or a newly formed holding company that owns an interest in the Company) after the consummation of an IPO. After the performance condition is deemed probable, the Company will recognize compensation cost under these awards on a straight-line basis in the same manner as if the Company had paid cash in lieu of awarding the HSKB Grants, per the requirements of ASC 718. This modification affected 142 grantees and resulted in an increase in unrecognized equity-based compensation cost related to the HSKB Grants of $88.4 million. As of the date of the HSKB Grants modification, the amount of unrecognized equity-based compensation related to the HSKB Grants is $166.4 million.
HSKB Phantom Units - In December 2019, HSKB adopted the HSKB Funds, LLC 2019 Phantom Unit Plan wherein HSKB may grant Phantom Units (“HSKB Phantom Units”) to employees of the Company. HSKB Phantom Units are recorded in accordance with the measurement and recognition criteria of ASC 718 for awards made to non-employees. HSKB Phantom Units represent the economic equivalent of one Common Unit in the Company and generally have the same vesting and forfeiture conditions as the modified HSKB Grants discussed above. Within 30 days of the later of the date upon which a Phantom Unit vests and the date that HSKB is capable of making an exchange of a corresponding Common Unit, HSKB shall settle the HSKB Phantom Unit in exchange for either (1) cash or (2) common stock in an IPO Entity as determined by the HSKB Manager (currently the CEO of the Company), in each case, equal to the fair market value of such Common Unit at the time of such exchange. As of December 31, 2019, the amount of unamortized equity-based compensation related to the HSKB Phantom Units is $5.0 million.
In 2018, in connection with the Carlyle Investment described above, holders of HSKB Grants received $21.8 million in cash distributions. In addition, HSKB allocated $31.3 million to be paid over three years from 2019 to 2021 if the holder of the HSKB grant remains employed by the Company as of the payment date. The Company recognizes compensation cost associated with this commitment as it is earned over time, or paid, whichever is sooner. As of December 31, 2019 and December 31, 2018, the Company had recognized $14.0 million and $31.2 million as compensation cost in the Consolidated statement of operations, respectively, with an offset to Members’ Deficit. In March 2019, HSKB distributed $14.8 million towards the outstanding commitment.
In connection with the Carlyle Investment transaction, accelerated vesting was triggered on all non-vested units and they were converted to new Common and Preferred units. The Company recognized $0.3 million compensation expense in connection with this accelerated vesting event. On March 12, 2018, a total of 82,735 non-vested Class C units held by employees were converted into 1,745,723 Common units subject to time-vesting conditions, of which 1,304,043 were fully vested upon conversion and 441,681 were not vested.
The number and weighted-average grant date fair value for Common Units and Class P Incentive Units for key activities are as follows:

	Common Units		Class P Units
	Units	Weighted Avg Grant Date Fair Value/Unit	Units	Weighted Avg Grant Date Fair Value/Unit
Non-vested units at December 31, 2018	441,681	$0.43	5,716,467	$1.72
Granted	—	$—	13,310,663	$4.10
Vested	(118,867)	$0.22	(280,563)	$4.22
Forfeited/Canceled	(93,995)	$0.17	(1,852,964)	$2.08
Non-vested units at December 31, 2019 (1)	228,819	$1.72	16,893,603	$3.52
__________________
(1)During the year 24,872 units were modified when non-vested units were permitted to be retained by a separating employee without vesting or forfeiting as per the terms of the original agreement. The fair value of these Common units at the time of the modification was $10.48 per unit.
The following table summarizes equity-based compensation expense related to all employee incentive unit awards including Class P Incentive Units, DOH Phantom Units, HSKB Grants, and HSKB Phantom Units (in millions):

	Year Ended December 31,
	2019	2018
Cost of service and Operating expenses include equity-based compensation expenses as follows:
Cost of service	$4.0	$8.3
Sales and marketing	11.2	15.8
Research and development	4.7	1.1
General and administrative	5.2	7.5
Total equity-based compensation expense	$25.1	$32.7